Long-Term Debt - NOK Bonds - Additional Information (Details) kr in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
	Oct. 28, 2021 NOK (kr)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of debt		$ 1,394,373		$ 1,394,373			$ 1,481,936
Foreign exchange gains (losses)		$ 2,767	$ (7,853)	$ 6,884	$ (14,738)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt				0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt				3.25%
NIBOR | Cross-currency swap agreements | 6.00%
Debt Instrument [Line Items]
Fixed Rate Payable		7.72%		7.72%		7.72%
Derivative, Notional Amount		$ 146,500		$ 146,500		kr 1,200,000
Repayments of Unsecured Debt | kr	kr 1,200,000
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr						kr 3,100,000		kr 3,100,000
Carrying amount of debt		348,630		348,630			$ 355,514
Unsecured Debt | Cross-currency swap agreements
Debt Instrument [Line Items]
Derivative, Notional Amount		$ 360,500		$ 360,500
Unsecured Debt | Minimum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable		5.74%		5.74%		5.74%
Unsecured Debt | Maximum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable		7.89%		7.89%		7.89%
Unsecured Debt | NIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt				4.60%
Unsecured Debt | NIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt				6.00%